Cost of sales (Tables)	12 Months Ended
Dec. 31, 2021
Cost of sales..
Schedule of cost of sales

	2021	2020	2019
	$'000	$'000	$'000

Tower repairs and maintenance	74,523	75,931	69,304
Power generation	267,044	216,030	237,640
Short term site rental**	11,165	7,543	3,547
Short term other rent	3,419	3,085	2,289
Vehicle maintenance and repairs	2,754	2,754	2,108
Site regulatory permits	41,165	27,313	19,360
Security services	36,132	32,719	33,027
Insurance	4,156	4,695	5,958
Staff costs (note 8.3)	26,323	24,588	20,561
Travel costs	7,155	4,313	4,719
Professional fees	3,385	2,457	2,122
Depreciation (note 14)*	330,799	367,007	353,368
Amortization (note 15)	34,051	32,503	24,549
Impairment of property, plant and equipment and prepaid land rent (note 30)	51,113	27,594	21,604
Other	14,204	9,891	10,811
	907,388	838,423	810,967

Foreign exchange gains and losses on cost of sales are included in Other.

*      Presented net of related indirect tax receivable in Brazil of $0.4 million (2020: $0.8 million). Refer to note 14.

**	In 2019, site rental relates to short term leases and low value assets only (note 23).